Contingent liabilities and financial commitments - Engle Class Action and Engle Progeny Cases (Florida) (Details) £ in Millions	12 Months Ended			30 Months Ended	36 Months Ended
	Dec. 31, 2023 GBP (£) CASE	Dec. 31, 2022 GBP (£) CASE	Dec. 31, 2021 GBP (£)	Jun. 30, 2023 CASE	Dec. 31, 2023 GBP (£) Case CASE	Dec. 31, 2023 USD ($) Case CASE
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements | £	£ 2,023	£ 2,387	£ 2,486
Number of paid judgements cases | CASE	8
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of trials resulting in plaintiffs’ verdicts					20	20
Losses on litigation settlements					£ 64	$ 81,492,000
Number of adverse judgments, still has time to file an appeal					0	0
Number of adverse judgments in which an appeal was not, and can no longer be, sought					6	6
Total number of cases | CASE	305	665
Engle Progeny cases | Judgements arising three years before reporting year
Disclosure Of Commitments And Contingencies [Line Items]
Number of adverse judgments appealed					14	14
Number of cases for which new trial is ordered					1	1
Total number of cases					6	6
Number of paid judgements cases					2	2
Number of cases dismissed during trial					4	4
Number of judgements affirmed					1	1
Engle Progeny cases | Compensatory damages
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements					£ 46	$ 58,427,000
Engle Progeny cases | Punitive damages
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements					£ 18	$ 23,065,000
Engle Progeny cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | CASE				35	35	35
Number of cases tried twice | CASE					2	2
Number of cases for which new trial is ordered					1	1
Number of retrials					2	2